FINANCIAL INSTRUMENTS - Financial Assets at Amortized Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 43,812	$ 6,494
Restricted cash
Disclosure of financial assets [line items]
Financial assets	17,109	6,494
Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	514,368	242,933
Financial assets at amortized cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	479,777	224,994
Financial assets at amortized cost | Restricted cash
Disclosure of financial assets [line items]
Financial assets	17,109	6,494
Financial assets at amortized cost | Trade and other receivables
Disclosure of financial assets [line items]
Financial assets	$ 17,482	$ 11,445